Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 257	$ 248	$ 404
Contributions to defined contribution plans	235	244	243
Contributions to industry-wide plans		0	12
Total	492	$ 492	$ 659
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	223
Contributions to defined contribution plans	232
Total	455
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	34
Contributions to defined contribution plans	3
Total	$ 37